TAXES ON INCOME (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate	24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.	10%- 25%
Tax benefit period		five to eight years
Limit of benefit entitlement period		12 years
Carryforward losses		$ 133,000
Other temporary differences mainly from R&D expenses		$ 133,000
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate		23.00%	24.00%	25.00%
Germany [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate		29.79%	30.53%	29.72%